Subsequent Events (Details) - Subsequent event $ in Millions	Aug. 15, 2019 USD ($) jackup_rig option	Aug. 01, 2019 USD ($)
Joint venture | Gulfdrill
Subsequent Event [Line Items]
Contract value, additional	$ 700
Jack-ups | Joint venture | Gulfdrill
Subsequent Event [Line Items]
Number of offshore drilling units | jackup_rig	5
Contract value	$ 656
Single well options | option	5
Cumulative years on term	14 years
Jack-ups | Joint venture | Gulfdrill | Third-party shipyard
Subsequent Event [Line Items]
Number of offshore drilling units | jackup_rig	3
Equipment malfunction
Subsequent Event [Line Items]
Unusual or Infrequent Item, or Both, Insurance Proceeds		$ 15
Equipment malfunction, physical damage
Subsequent Event [Line Items]
Unusual or Infrequent Item, or Both, Insurance Proceeds		4
Equipment malfunction, loss of hire
Subsequent Event [Line Items]
Unusual or Infrequent Item, or Both, Insurance Proceeds		$ 11